Convertible senior notes (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	May 15, 2019 USD ($)	May 15, 2019 CNY (¥)	Nov. 03, 2014	Dec. 31, 2020	Nov. 02, 2014	Mar. 17, 2014 USD ($) $ / shares	Mar. 17, 2014 CNY (¥)
Convertible senior notes
Interest rate (as a percent)				10.00%		0.20%	0.20%
ADS
Convertible senior notes
ADS ratio to ordinary shares			5		2
Ordinary shares, par value						$ 0.001
Notes
Convertible senior notes
Aggregate principal amount of convertible notes						$ 632,500	¥ 4,391,448
Interest rate (as a percent)						1.50%	1.50%
Repayment of notes principal amount	$ 629,375	¥ 4,220,841
Repayment of notes interest amount	$ 4,720	¥ 31,685
Notes | ADS
Convertible senior notes
ADS ratio to ordinary shares						0.20	0.20
Conversion ratio			49.693